Fair Value (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 182,342,459	$ 60,705,178
Fair Value Level 1 | U.S. Government securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	32,041,041	0
Fair Value Level 2
Assets: (market approach)
Assets recorded at fair value on a recurring basis	150,301,418	60,705,178
Fair Value Level 2 | Other investments
Assets: (market approach)
Assets recorded at fair value on a recurring basis	6,575,805	8,487,002
Fair Value Level 2 | Taxable municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	298,733	0
Fair Value Level 2 | Tax-exempt municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	831,379	0
Fair Value Level 2 | U.S. GSE debt securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	11,828,498	8,169,831
Fair Value Level 2 | Agency MBS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	127,132,521	41,378,349
Fair Value Level 2 | ABS and OAS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	2,214,024	2,669,996
Fair Value Level 2 | CMO [Member]
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 1,420,458	$ 0